Segment reconciliation - Revenue by geographical area (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	€ 205,450	€ 170,449	[1]	€ 196,679
United States of America
Disclosure of geographical areas [line items]
Revenue	69,140	47,266		56,235
Americas other than USA
Disclosure of geographical areas [line items]
Revenue	6,297	5,297		3,395
Belgium
Disclosure of geographical areas [line items]
Revenue	6,947	7,048		7,917
Germany
Disclosure of geographical areas [line items]
Revenue	20,442	17,087		31,185
France
Disclosure of geographical areas [line items]
Revenue	12,964	11,586		20,110
Switzerland
Disclosure of geographical areas [line items]
Revenue	13,643	12,587		14,907
United Kingdom
Disclosure of geographical areas [line items]
Revenue	8,836	7,725		13,804
Italy
Disclosure of geographical areas [line items]
Revenue	6,520	5,876		6,707
Netherlands
Disclosure of geographical areas [line items]
Revenue	7,310	6,943		5,825
Other Europe
Disclosure of geographical areas [line items]
Revenue	33,816	31,518		17,329
Asia-Pacific
Disclosure of geographical areas [line items]
Revenue	€ 19,535	€ 17,516		€ 19,265

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.